Other Income, Net	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other Income, Net

Note 4 Other Income, Net

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021
Interest income	$1,611,128	$19,416	$8,314	$26,120
COVID-19 Government stimulus	—	—	—	97,712
Grant funding	1,161,992	260,536	982,767	595,070
Fair value gain on borrowings (refer Note 21)	—	—	219,557	—
Research and development tax incentive	689,089	—	—	—
Other	147,691	35,154	385,482	12,345
Total	$3,609,900	$315,106	$1,596,120	$731,247